LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease agreements
Rent expense	$ 17,257	$ 267,041	$ 246,103	$ 736,523	$ 551,944	$ 816,790	$ 541,146
Security deposit	$ 19,500
Right of use asset		$ 152,387		152,387
Discount rate	6.00%
Maximum Rent base						6,500
Minimum Rent base						3,400
Accounting Standards Update 2016-02
Operating lease agreements
Operating lease liability	$ 250,244
Right of use asset	$ 250,244
Stateside
Operating lease agreements
Maximum Rent base				9,000		9,000
Minimum Rent base				$ 3,100		$ 3,100